Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares MSCI Russia Capped ETF, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2014